Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Alphatec Holdings, Inc. (the “Company”) on May 18, 2021, as amended on July 23, 2021, to include the unaudited pro forma condensed combined statement of operations of the Company and EOS imaging S.A., a société anonyme organized and existing under the laws of France (“EOS”), for the six month period ended June 30, 2021.
Document Period End Date	May 13, 2021
Entity Registrant Name	ALPHATEC HOLDINGS, INC.
Entity Central Index Key	0001350653
Entity Emerging Growth Company	false
Entity File Number	000-52024
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2463898
Entity Address, Address Line One	1950 Camino Vida Roble
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	431-9286
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	ATEC
Security Exchange Name	NASDAQ